SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Belpointe Development Holding, LLC [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital	$ 20
VSM Holdings Limited [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital	$ 1,774
VS MEDIA PTE. LTD. [Member]
Place of incorporation	Singapore
Attributable equity interest	100.00%
Registered/Issued capital	$ 1
VS Media Co Limited [Member]
Place of incorporation	BVI
Attributable equity interest	100.00%
Registered/Issued capital	$ 1,000
VS MEDIA LIMITED [Member]
Place of incorporation	HK SAR
Attributable equity interest	100.00%
Registered/Issued capital		[1]
GRACE CREATION LIMITED [Member]
Place of incorporation	HK SAR
Attributable equity interest	100.00%
Registered/Issued capital		[1]
VS Media Limited [Member]
Place of incorporation	Taiwan
Attributable equity interest	100.00%
Registered/Issued capital	$ 198,288
Mlink Limited [Member]
Place of incorporation	Macau SAR
Attributable equity interest	100.00%
Registered/Issued capital	$ 64,103

[1]	Less than $1